Foreign Exchange (Gain) Loss, Net (Tables)	12 Months Ended
Dec. 31, 2024
Foreign Exchange Gains Losses [Abstract]
Schedule of Foreign Exchange Gain Loss Net

For the years ended December 31,	2024	2023
Unrealized Foreign Exchange (Gain) Loss on Translation of:
U.S. Dollar Debt Issued From Canada	442	(231)
Other	108	21
Unrealized Foreign Exchange (Gain) Loss	550	(210)
Realized Foreign Exchange (Gain) Loss	(88)	143
	462	(67)